SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of capital stock

Share class	Number of shares authorized for issue	Features		Voting rights
Preferred shares	400,000,000	●	Issuable in series, with rights and terms of each series to be fixed by the Board prior to the issue of any series	●	None
RCI Class A Voting Shares	112,474,388	●	Without par value	●	Each share entitled to 50 votes
		●	Each share can be converted into one Class B Non-Voting share
RCI Class B Non-Voting Shares	1,400,000,000	●	Without par value	●	None

Disclosure of dividends
We declared and paid the following dividends on our outstanding Class A Shares and Class B Non-Voting Shares:

				Dividends paid (in millions of dollars)			Number of Class B Non-Voting Shares issued (in thousands) [1]
Declaration date	Record date	Payment date	Dividend per share (dollars)	In cash	In Class B Non-Voting Shares	Total

January 31, 2024	March 11, 2024	April 3, 2024	0.50	183	83	266	1,552
April 23, 2024	June 10, 2024	July 5, 2024	0.50	185	81	266	1,651
July 23, 2024	September 9, 2024	October 3, 2024	0.50	181	86	267	1,633
October 23, 2024	December 9, 2024	January 3, 2025	0.50	185	84	269	1,943

February 1, 2023	March 10, 2023	April 3, 2023	0.50	252	—	252	—
April 25, 2023	June 9, 2023	July 5, 2023	0.50	264	—	264	—
July 25, 2023	September 8, 2023	October 3, 2023	0.50	191	74	265	1,454
November 8, 2023	December 8, 2023	January 2, 2024	0.50	190	75	265	1,244
[1]    Class B Non-Voting Shares are issued as partial settlement of our quarterly dividend payable on the payment date under the terms of our dividend reinvestment plan (DRIP).